AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 113,594	$ 177,244
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 297,144	$ 272,118
Held-to-maturity, percent of investment grade	99.00%	99.00%
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	99.00%	98.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 93,422	$ 145,547
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 233,169	$ 205,453
Held-to-maturity, percent of investment grade	100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 10,445	$ 16,917
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 31,000	$ 32,704
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 3,981	$ 5,708
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 29,972	$ 31,128
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	100.00%	100.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 5,746	$ 9,072
Available-for-sale, percent of investment grade	89.00%	88.00%
Held-to-maturity, amortized cost	$ 3,003	$ 2,833
Held-to-maturity, percent of investment grade	63.00%	64.00%